DERIVATIVE LIABILITY (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
MINERAL PROPERTIES.
Derivative liability	$ 0	$ 6,295,400
Gain (loss) from fair value of convertible instruments	(1,454,889)	6,902,806
Reclassified derivative liability	$ 7,750,289